Other comprehensive income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Beginning Balance	$ (1,818)	$ 420	$ 1,963
change in fair value of debt instruments net of hedging	2,265	(2,694)	2,667
Change in fair value on equity instruments at FVOCI, net of hedging	546	491	(1,224)
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(425)	261	(1,704)
Exchange difference in conversion of foreign operating currency	(360)	(296)	(1,282)
Other comprehensive income (loss) for the year	2,026	(2,238)	(1,543)
Ending Balance	208	(1,818)	420
Financial instruments FVH
Beginning Balance	(613)	(1,265)	303
change in fair value of debt instruments net of hedging	264	4	(174)
Change in fair value on equity instruments at FVOCI, net of hedging	546	491	(1,224)
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(56)	157	(170)
Exchange difference in conversion of foreign operating currency	0	0	0
Other comprehensive income (loss) for the year	754	652	(1,568)
Ending Balance	141	(613)	(1,265)
Financial instruments CFH
Beginning Balance	(1,117)	1,477	170
change in fair value of debt instruments net of hedging	2,001	(2,698)	2,841
Change in fair value on equity instruments at FVOCI, net of hedging	0	0	0
Reclassification of gains (losses) on financial instruments included in profit or loss (1)	(369)	104	(1,534)
Exchange difference in conversion of foreign operating currency	0	0	0
Other comprehensive income (loss) for the year	1,632	(2,594)	1,307
Ending Balance	515	(1,117)	1,477
Exchange difference in conversion of foreign operating currency
Beginning Balance	(88)	208	1,490
change in fair value of debt instruments net of hedging	0	0	0
Change in fair value on equity instruments at FVOCI, net of hedging	0	0	0
Exchange difference in conversion of foreign operating currency	(360)	(296)	(1,282)
Other comprehensive income (loss) for the year	(360)	(296)	(1,282)
Ending Balance	$ (448)	$ (88)	$ 208